Income Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expenses

The income tax (benefit) expenses consisted of the following components:

	For the years ended September 30,
	2025	2024	2023

Current income tax expenses	$341,852	$253,345	$265,877
Deferred income tax expenses	(455,788)	101,123	5,813
Total income tax (benefit) expenses	$(113,936)	$354,468	$271,690

Schedule of Effective Income Tax Rate

A reconciliation of the Company’s Macau statutory tax rate to the effective income tax rate during the periods is as follows:

	For the years ended September 30,
	2025	2024	2023

Income tax expense with Macau statutory tax rate	12.0%	12.0%	12.0%
Differential income tax rates applicable to certain entities comprising the Company	(11.84)%	7.75%	1.0%
Tax effect of preferential tax treatments	0.14%	(4.16)%	(1.0)%
Effect of non-deductible expenses	(0.00)%	1.69%	—%
Effective income tax rate	0.30%	17.28%	12.0%

Schedule of Deferred Tax Assets

The tax effects of temporary differences that give rise to the deferred tax assets balances as of September 30, 2025 and 2024 are as follows:

	As of September 30, 2025	As of September 30, 2024
Deferred tax assets:
Provision for bad debt	$557,556	$56,675
Net operating losses carried forward	—	43,331
Deferred tax assets	$557,556	$100,006